Summary of Significant Accounting Policies Property and equipment (Details) - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation	$ 17,000,000	$ 113,000,000	$ 143,000,000	$ 117,000,000
Restructuring and Related Cost, Accelerated Depreciation			$ 35,000,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			15 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			20 years